Accumulated Other Comprehensive Loss (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	$ (1,800)
Net change	139	(398)	(148)
Ending Balance	(1,666)	(1,800)
Unrealized Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(135)	53	66
Net change	141	(188)	(13)
Ending Balance	6	(135)	53
Pension and Other Post retirement Benefit Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(1,597)	(1,428)	(1,292)
Net change	0	(169)	(136)
Ending Balance	(1,597)	(1,597)	(1,428)
Unrealized Gain (Loss) on Marketable Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	0	0	(1)
Net change	0	0	1
Ending Balance	0	0	0
Unrealized Gain (Loss) on Derivatives
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(68)	(36)	(34)
Net change	(7)	(32)	(2)
Ending Balance	(75)	(68)	(36)
Accumulated Other Comprehensive (Loss) Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(1,800)	(1,411)	(1,261)
Net change	134	(389)	(150)
Ending Balance	$ (1,666)	$ (1,800)	$ (1,411)